UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2012

Check here if Amendment [  ]; Amendment Number:_____
    This Amendment (Check only one):[  ]  is a restatement.
				    [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Pope Asset Management, LLC
Address:	5100 Poplar Avenue, Suite 805
		Memphis, TN  38137

Form 13F File Number:	28-10004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:			Casey McCandless
Title:			Chief Compliance OFficer
Phone:			901-763-4001
Signature, 			Place, 		Date of Signing:
Casey McCandless	Memphis, Tennessee	05/09/2012

Report Type(Check only one):
				[ X ]  13F HOLDINGS REPORT.
				[   ]  13F NOTICE.
				[   ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 1
Form 13F Information Table Entry Total:35
Form 13F Information Table Value Total:	55119

List of Other Included Managers:

No. 13F File Number		Name

01	28-06557			Capital Strategies Advisors, Inc.


FORM 13F INFORMATION TABLE VOTING AUTHORITY

NAME OF ISSUER TITLE OF CLASS CUSIP VALUE (x$1000) SHARES/PRN AMT
SH/PRN PUT/CALL INVSTMT DSCRETN OTHER MNGRS SOLE SHARED NONE

Benda Pharmaceuticals Inc Common 08165P108 650 22337998 SH Sole 22337998 0

Chevrontexaco Corp Common 166764100 257 2400 SH Sole 2400 0

China Housing and Land Develop Common 16939V103 1306 960100 SH Other 01 0
960100

China Housing and Land Develop Common 16939V103 5888 4329602 SH Sole
4329602 0

China Pharma Hldgs Inc Com Common 16941T104 302 443645 SH Other 01 0 443645

China Pharma Hldgs Inc Com Common 16941T104 1288 1894539 SH Sole 1894539 0

China Ritar Power Corp Common 169423100 346 692349 SH Other 01 0 692349

China Ritar Power Corp Common 169423100 3399 6797016 SH Sole 6797016 0

China Sky One Med Inc Com Common 16941P102 384 1164422 SH Sole 1164422 0

China Yida Hldg Co Com New Common 16945D204 458 305651 SH Other 01 0 305651

China Yida Hldg Co Com New Common 16945D204 4977 3317874 SH Sole 3317874 0

Conocophillips Nfs Llc Is Common 20825C104 3372 44365.579 SH Other 01 0 44366

Conocophillips Nfs Llc Is Common 20825C104 14970 196953.372 SH Sole 196953 0

Exxon Mobil Corporation Common 30231G102 304 3500 SH Sole 3500 0

Jiangbo Pharmaceuticals Inc Common 47737R101 123 744696 SH Sole 744696 0

Liandi Clean Technology Inc Co Common 52989W105 3479 2335068 SH Sole
2335068 0

Murphy Oil Corp Common 626717102 450 8000 SH Sole 8000 0

Tianyin Pharmaceutical Co Inc Common 88630M104 346 397340 SH Other 01
0 397340

Tianyin Pharmaceutical Co Inc Common 88630M104 3693 4244831 SH Sole 4244831 0

Total Fina SA ADR Common 89151E109 2219 43400 SH Other 01 0 43400

Total Fina SA ADR Common 89151E109 11855 231900.495 SH Sole 231900 0

         60066